Summary of Operations and Significant Accounting Policies - Organization and Basis of Presentation and Nature of Business (Details)		3 Months Ended	12 Months Ended
	May 01, 2018	Mar. 31, 2018	Dec. 31, 2017 Bcf Bcf / d MMcf / d compressor_station primary_asset interstate_pipeline natural_gas_storage_reservoir mi
Segment Reporting Information [Line Items]
Number of primary assets through which services are provided | primary_asset			2
Transmission and Storage Assets
Segment Reporting Information [Line Items]
Length of FERC-regulated pipeline (in miles)			950
Number of interstate pipelines connected by FERC-regulated interstate pipeline system | interstate_pipeline			7
Number of associated natural gas storage reservoirs which supports FERC-regulated interstate pipeline system | natural_gas_storage_reservoir			18
Peak withdrawal capability per day of associated natural gas storage reservoirs (in MMcf per day) | MMcf / d			645
Working gas capacity of associated natural gas storage reservoirs (in Bcf) | Bcf			43
Number of compressor units | compressor_station			41
Total throughput capacity from transmission assets (in Bcf per day) | Bcf / d			4.4
Gathering System
Segment Reporting Information [Line Items]
Length of gathering lines (in miles)			450
Total firm gathering capacity (in Bcf per day) | Bcf / d			2.3
Length of FERC-regulated pipeline (in miles)			1,500
Strike Force Midstream Holdings LLC | Strike Force Midstream
Segment Reporting Information [Line Items]
Partner interest (as a percent)		75.00%
Drop-Down Transactions | Subsequent Event | Strike Force Midstream Holdings LLC | Strike Force Midstream
Segment Reporting Information [Line Items]
Partner interest (as a percent)	75.00%